Income Taxes - Additional Information (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Income Taxes [abstract]
Unrecognised Deferred Tax Assets	$ 69.5
Temporary Differences In Deferred Tax Assets	0.3
Tax Losses Carryforwards	$ 69.2